COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Net income from financial instruments at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Income from corporate and government securities	$ 80,670,250	$ 175,906,617	$ 366,099,043
Income from securities issued by the Argentine Central Bank	1,026,554
Derivatives	(5,913,490)	9,661,717	29,455,313
Total	$ 75,783,314	$ 185,568,334	$ 395,554,356